Operating Leases (Details) - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Oct. 06, 2010
Operating leases [Line Items]
Lease term		15 years
Renewed term			10 years
Lease payment	$ 20,000
Other lease		$ 60,975
Repair and maintenance		92,686
Repair and Maintenance [Member]
Operating leases [Line Items]
Repair and maintenance		$ 4,680
Minimum [Member]
Operating leases [Line Items]
Remaining lease term		3 years